Accident and Health Claim Reserves (Tables)	12 Months Ended
Dec. 31, 2016
Activity in Accident and Health Claim Reserves

Activity in the accident and health claim reserves is summarized as follows:

	2016	2015	2014
Balance at January 1, net of reinsurance recoverables of $340,048, $283,252, and 259,829, respectively	$157,321	135,168	127,405
Adjustment primarily related to commutation and assumption reinsurance on blocks of business	34	323	(35)
Incurred related to:
Current year	93,844	71,378	60,474
Prior years	789	(4,275)	(11,243)

Total incurred	94,633	67,103	49,231

Paid related to:
Current year	5,829	4,331	3,677
Prior years	49,556	40,942	37,756

Total paid	55,385	45,273	41,433

Balance at December 31, net of reinsurance recoverables of $396,850, $340,048, and $283,252, respectively	$196,603	157,321	135,168